Condensed Financial Information of the Company	12 Months Ended
Aug. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Company
22.	Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of August 31, 2021	As of August 31, 2022	As of August 31, 2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,150	1,510	219
Restricted cash	12,046	-	-
Short-term investments	68,575	14,160	2,055
Amounts due from subsidiaries	2,081,389	-	-
Total current assets and total assets	2,189,160	15,670	2,274

Liabilities and Shareholders’ Equity

Current liabilities:
Short-term loans		1,516	220
Loan payables	-	31,001	4,500
Accrued expenses and other current liabilities	13,019	56,884	8,257
Long-term loan, current portion	400,932	421,880	61,240
Total current liabilities	413,951	511,281	74,217

Non-current liabilities:
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	5,934,617	4,620,700	670,734
Convertible Senior Notes	226,114	241,115	35,000
Amounts due to subsidiaries	246,127	-	-
Total non-current liabilities	6,406,858	4,861,815	705,734

Total liabilities	6,820,809	5,373,096	779,951

Commitments and contingencies

Shareholders’ equity
Class A ordinary shares (US$0.000001 par value; 37,703,157,984 shares and 40,000,000,000 shares authorized; 4,321,229,545 issued and outstanding as of August 31, 2021 and 14,611,659,561 issued and outstanding as of August 31, 2022, respectively)	26	97	14
Class B ordinary shares (US$0.000001 par value; 2,296,842,016 and nil issued and outstanding as of August 31, 2021 and August 31, 2022, respectively)	16	-	-
Additional paid-in capital	5,337,962	5,829,135	846,151
Treasury stock	(344)	-	-
Statutory reserves	16,427	16,427	2,385
Accumulated deficits	(10,078,429)	(11,242,003)	(1,631,877)
Accumulated other comprehensive income	92,693	38,918	5,650
Total shareholders’ equity	(4,631,649)	(5,357,426)	(777,677)

Total liabilities and shareholders’ equity	2,189,160	15,670	2,274

Condensed statements of income/(loss) and condensed statements of comprehensive income/(loss)

	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing	(674)	(110)	-	-
General and administrative	(140,821)	(62,492)	(367,698)	(53,375)
Interest income	2,083	5,678	4	1
Interest expense	(58,857)	(51,335)	(50,953)	(7,396)
Foreign exchange gain/(loss)	4,336	(1,655)	18	3
Share of loss in subsidiaries, VIEs and VIEs’ subsidiaries	(535,896)	(4,877,653)	(744,945)	(108,136)
Loss before income tax provision	(729,829)	(4,987,567)	(1,163,574)	(168,903)
Provision for income tax	-	-	-	-
Net loss attributable to ordinary shareholders of Meta Data Limited	(729,829)	(4,987,567)	(1,163,574)	(168,903)

Net loss	(729,829)	(4,987,567)	(1,163,574)	(168,903)
Unrealized gain on available-for-sale investments, net of tax	1,676	-11,695	-	-
Foreign currency translation adjustment	10,343	5,221	(53,775)	(7,806)
Comprehensive loss	$(717,810)	$(4,994,041)	$(1,217,349)	$(176,709)

Condensed statements of cash flows

	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(55,947)	(54,033)	(253,029)	(36,729)
Net cash (used in) provided by investing activities	(117,034)	219,010	58,965	8,559
Net cash (used in) provided by financing activities	(63,113)	(521,109)	211,361	30,680
Effect of exchange rate changes	(46,684)	109,968	(54,983)	(7,981)
Net decrease in cash and cash equivalents and restricted cash	(282,778)	(246,164)	(37,686)	(5,471)
Cash and cash equivalents and restricted cash, at beginning of year	568,138	285,360	39,196	5,690
Cash and cash equivalents and restricted cash, at end of year	285,360	39,196	1,510	219

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs and the VIEs’ subsidiaries.

The parent company records its investment in its subsidiaries and VIEs and the VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIEs and VIEs’ subsidiaries” and their respective profit or loss as “Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.